Events after the reporting date (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net cash proceeds [Abstract]
Proceeds from issuing shares		$ 0	$ 15	$ 0
Events after reporting period [Member] | Initial Public Offering [Member]
Net cash proceeds [Abstract]
Proceeds from issuing shares	$ 139,800